Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2012
Income tax offset future taxable income	$ 1,300,000
Equity method investment, ownership percentage	5.00%
Operating loss carry forwards carry forwards and expiration description	Expire from 2035 to 2037
Net operating loss annual limitation under section 382			$ 6,315,000
Deferred tax assets, operating loss carryforwards, subject to expiration			2,810,000
Net operating loss subject to limitation			$ 1,004,000
Maximum ownership percentage of additional net operating loss	50.00%
Change in valuation allowance	$ (5,727)	$ (861,109)
United Kingdom [Member]
Operating loss carryforwards	$ 450,000
Argentine [Member]
Operating loss carry forwards carry forwards and expiration description	Carried forward 10 years and begin to expire in 2020
Deferred tax assets, tax credit carryforwards	$ 110,000
Maximum [Member]
Equity method investment, ownership percentage	80.00%
Federal [Member]
Operating loss carryforwards	$ 67,600,000
Federal [Member] | Expire from 2020 to 2037 [Member]
Operating loss carryforwards	55,900,000
Federal [Member] | No Expiration [Member]
Operating loss carryforwards	11,700,000
State [Member]
Operating loss carryforwards	53,700,000
State [Member] | No Expiration [Member]
Operating loss carryforwards	100,000
State [Member] | Expire from 2035 to 2037 [Member]
Operating loss carryforwards	30,000,000
Local [Member]
Operating loss carryforwards	$ 30,100,000